Financial risk management - Summary of the capital adequacy ratio of the Group (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Broker-Dealer, Net Capital Requirement, SEC Regulation [Abstract]
Common Equity Tier 1 capital	₩ 47,115,338	₩ 44,562,500
Additional tier 1 capital	5,890,967	5,824,082
Total Tier I capital	53,006,305	50,386,582
Tier II capital	3,254,292	3,516,787
Total capital (A)	56,260,597	53,903,369
Total risk-weighted assets (B)	₩ 352,907,638	₩ 342,375,264
Total capital ratio (A/B)	15.94%	15.74%
Tier 1 capital ratio	15.02%	14.72%
Common Equity Tier 1 capital ratio	13.35%	13.02%